Change In Shareholders' Equity (Details) - Schedule of Changes in Shareholders' Equity - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
		Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Changes in Shareholders' Equity [Line Items]
Balance (in Shares)			150,000,000
Balance			$ 17,334	$ 6,839	$ 6,839
Net income				7,822
Balance (in Shares)		150,000,000	162,902,268		150,000,000
Balance		$ 17,334	$ 117,770	14,661	$ 17,334
Previously Reported [Member]
Schedule of Changes in Shareholders' Equity [Line Items]
Adoption of ASU 2023-08		6,436			6,436
Balance			23,770	$ 17,334	17,334
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing, Stock Purchase Agreements and the Warrants, net of issuance costs			57,361
Net income			36,639
Balance		$ 23,770	$ 117,770		$ 23,770
Ordinary shares Amount [Member]
Schedule of Changes in Shareholders' Equity [Line Items]
Balance (in Shares)	[1]			150,000,000	150,000,000
Balance				$ 15	$ 15
Net income
Balance (in Shares)	[1]			150,000,000
Balance				$ 15
Ordinary shares Amount [Member] | Previously Reported [Member]
Schedule of Changes in Shareholders' Equity [Line Items]
Adoption of ASU 2023-08
Balance (in Shares)	[1]		150,000,000	150,000,000	150,000,000
Balance			$ 15	$ 15	$ 15
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing, Stock Purchase Agreements and the Warrants, net of issuance costs (in Shares)	[1]		12,902,268
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing, Stock Purchase Agreements and the Warrants, net of issuance costs			$ 1
Net income
Balance (in Shares)	[1]	150,000,000	162,902,268		150,000,000
Balance		$ 15	$ 16		$ 15
Treasury shares Amount [Member]
Schedule of Changes in Shareholders' Equity [Line Items]
Balance (in Shares)	[1]			204,348	204,348
Balance				$ (2,000)	$ (2,000)
Net income
Balance (in Shares)	[1]			204,348
Balance				$ (2,000)
Treasury shares Amount [Member] | Previously Reported [Member]
Schedule of Changes in Shareholders' Equity [Line Items]
Adoption of ASU 2023-08
Balance (in Shares)	[1]		204,348	204,348	204,348
Balance			$ (2,000)	$ (2,000)	$ (2,000)
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing, Stock Purchase Agreements and the Warrants, net of issuance costs
Net income
Balance (in Shares)	[1]	204,348	204,348		204,348
Balance		$ (2,000)	$ (2,000)		$ (2,000)
Additional paid-in capital [Member]
Schedule of Changes in Shareholders' Equity [Line Items]
Balance				1,548	1,548
Net income
Balance				1,548
Additional paid-in capital [Member] | Previously Reported [Member]
Schedule of Changes in Shareholders' Equity [Line Items]
Adoption of ASU 2023-08
Balance			1,548	1,548	1,548
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing, Stock Purchase Agreements and the Warrants, net of issuance costs			57,360
Net income
Balance		1,548	58,908		1,548
Retained earnings [Member]
Schedule of Changes in Shareholders' Equity [Line Items]
Balance				7,276	7,276
Net income				7,822
Balance				15,098
Retained earnings [Member] | Previously Reported [Member]
Schedule of Changes in Shareholders' Equity [Line Items]
Adoption of ASU 2023-08					6,436
Balance			24,207	$ 17,771	17,771
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing, Stock Purchase Agreements and the Warrants, net of issuance costs
Net income			36,639
Balance		$ 24,207	$ 60,846		$ 24,207

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.